Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statements of Additional Information describing the Wells Fargo Advantage Stable Income Fund, the Wells Fargo Advantage Large Cap Appreciation Fund and the Wells Fargo Advantage Equity Income Fund of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 161 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on June 21, 2010.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 25th day of June, 2010.

Witness:

WELLS FARGO FUNDS TRUST

By:          /s/ Johanne F. Castro          By:          /s/ Carol Lorts

Name:     Johanne F. Castro                                Carol Lorts

Title:       Assistant Secretary                             Assistant Secretary